Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed balance sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	¥ 1,090,621	¥ 1,954,246
Prepayments and other current assets	168,117	243,630
Total current assets	6,954,474	6,283,255
Total non-current assets	432,154	530,465
Total assets	7,386,628	6,813,720
Liabilities
Accrued expenses and other current liabilities	448,225	539,191
Total current liabilities	4,027,732	3,482,233
Total non-current liabilities	147,477	215,209
Total liabilities	4,175,209	3,697,442
Mezzanine equity		7,182,773	¥ 5,041,928
ZKH Group Limited shareholders' (deficit)/equity:
Ordinary shares	4	1
Additional paid-in capital	8,139,349
Statutory reserves	6,013	5,278
Accumulated other comprehensive loss	(25,154)	(51,910)
Accumulated deficit	(4,908,793)	(4,024,102)
Total ZKH Group Limited shareholders' (deficit)/equity	3,211,419	(4,070,733)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	7,386,628	6,813,720
Parent company | Reportable legal entities
Assets
Cash and cash equivalents	2,381	616
Prepayments and other current assets	461,183	23,406
Total current assets	463,564	24,022
Investment in subsidiaries	2,778,527	3,094,130
Total non-current assets	2,778,527	3,094,130
Total assets	3,242,091	3,118,152
Liabilities
Accrued expenses and other current liabilities	30,672	6,112
Total current liabilities	30,672	6,112
Total liabilities	30,672	6,112
Mezzanine equity		7,182,773
ZKH Group Limited shareholders' (deficit)/equity:
Ordinary shares	4	1
Additional paid-in capital	8,139,349
Statutory reserves	6,013	5,278
Accumulated other comprehensive loss	(25,154)	(51,910)
Accumulated deficit	(4,908,793)	(4,024,102)
Total ZKH Group Limited shareholders' (deficit)/equity	3,211,419	(4,070,733)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	¥ 3,242,091	¥ 3,118,152